MATERIAL COMMITMENTS - Narrative (Details) - USD ($) shares in Thousands	1 Months Ended	12 Months Ended
	Oct. 27, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
MATERIAL COMMITMENTS
Government grants to finance it's research and development programs		$ 6,334,000
Royalty amount included in government grants		$ 3,289,000
Secured overnight financing rate description		Secured Overnight Financing Rate, the SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%; and, for grants approved on or following January 1, 2024 the annual interest will be the higher of (i) the 12 months SOFR interest rate, plus 1%, or (ii) a fixed annual interest rate of 4%.
Maximum royalty to government grants (in percent)		100.00%
Accrued royalty expense				$ 314,000	$ 916,000
Contingent liability		$ 1,107,000		$ 1,368,000
Discounting interest rate on royalty		20.00%	20.00%
Royalty commitments descriptions		Royalties are payable at the rate of 3%-4% from the time of commencement of sales of all of the Company’s products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR.
Proceeds from private investment in public equity		$ 20,000,000
Subscription Agreement With Sensegain Prodigy Cayman Fund [Member]
MATERIAL COMMITMENTS
Number of plaintiffs claim provided to certain service providers		2,000,000
Agreement amount	$ 29,100,000
Proceeds from private investment in public equity	$ 20,000,000	$ 2,300,000
Settlement Agreement With Alta Partners [Member]
MATERIAL COMMITMENTS
Proceeds from private investment in public equity		$ 2,300,000
Minimum
MATERIAL COMMITMENTS
Agency participation in cost (in percent)		50.00%
Royalty to be paid on total sales of these programs (in percent)		3.00%
Accrued royalty expense to revenue (in percent)		3.00%
Maximum
MATERIAL COMMITMENTS
Agency participation in cost (in percent)		75.00%
Royalty to be paid on total sales of these programs (in percent)		4.00%
Accrued royalty expense to revenue (in percent)		4.00%